LEASE - Information related to operating leases and finance leases (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
LEASE
Operating lease, right-of-use assets	$ 14,811	$ 13,342
Operating lease liabilities, current	4,792	3,438
Operating lease liabilities, non-current	10,375	9,835
Finance lease, right-of-use assets	1,408	1,794
Finance lease liabilities, current	$ 529	$ 532
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accounts Payable and Other Liabilities, Current	Accounts Payable and Other Liabilities, Current
Finance lease liabilities, non-current	$ 805	$ 1,156
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent